Cash flow and cash equivalent information	12 Months Ended
Jun. 30, 2019
Cash Flow and Cash Equivalents [Abstract]
Cash flow and cash equivalent information

15.	Cash flow and cash equivalent information

Following is a detailed description of cash flows generated by the Group's operations for the years ended June 30, 2019, 2018 and 2017.

	Note	06.30.19	06.30.18	06.30.17
Net (loss)/ profit for the year		(18,137,721)	14,237,383	(413,003)
Adjustments:
Income tax	20	(4,294,652)	(4,571,920)	(410,455)
Amortization and depreciation	25	135,929	118,025	106,747
Impaired trading properties	26	32,048	-	-
Impaired goodwill	26	129,016	-	-
Loss on sale of associates and joint ventures		120,127	-	-
Net loss/ (gain) from fair value adjustment on investment properties	9	25,863,064	(9,493,115)	5,854,423
Gain from disposal of trading properties		(15,980)	(151,304)	(164,981)
Disposals by concession maturity		731	11,836	-
ILP Long term incentive program	20	-	-	34,885
Averaging of schedule rent escalation	24	(265,538)	(63,154)	(197,113)
Directors' fees		132,840	104,430	103,145
Financial results		564,975	6,068,190	1,250,255
Provisions and allowances		121,671	170,893	123,059
Share of profit of associates and joint ventures	8	404,381	(620,880)	(265,747)
Interest held before business combination		-	-	(25,811)
Foreign unrealized exchange loss/ (gain) on cash and fair value result of cash equivalents		40,141	(451,787)	(10,389)
Right to receive units due to non-compliance		-	(12,634)	-
Changes in operating assets and liabilities
Decrease/ (Increase) of Inventories		9,925	(4,493)	(10,677)
Decrease/ (Increase) in trade and other receivables		248,571	(384,611)	(367,179)
(Decrease)/ Increase in trade and other payables		(885,325)	820,812	834,540
(Decrease)/ Increase in payroll and social security liabilities		(69,300)	42,727	76,133
Uses of provisions and inflation adjustment	19	(52,632)	(79,173)	(17,930)
Decrease/ (Increase) in trading properties		4,970	176,766	(37,078)
Net cash generated from operating activities before income tax paid		4,087,241	5,917,991	6,462,824

The following table shows a detail of non-cash transactions occurred in the years ended June 30, 2019, 2018 and 2017:

	06.30.19	06.30.18	06.30.17
Non-cash transactions
Decrease in intangible assets through an increase in trading properties	809	28,405	26,281
Decrease in trading properties through an increase in investment properties	68,239	-	-
Increase in investment properties through an increase in borrowings	67,396	26,093	4,711
Increase property plant and equipment through an increase in borrowings	4,486	14,025	-
Increase property plant and equipment through a decrease in investment properties	14,180	12,299	-
Increase in trade receivables through a decrease in trading properties	709	4,603	-
Increase trade and other receivables through a decrease in investment in associates and joint ventures	301,182	11,147	-
Decrease in trade and other receivables through an increase in investment in associates and joint ventures	5,867	5,929	5,448
Decrease in investment in associates and joint ventures through a decrease in borrowings	5,882	6,169	41,373
Decrease in investment in associates and joint ventures through a decrease in equity	28,811	-	-
Increase in intangible assets through an increase in trade and other payables	-	59,561	-
Increase in investment properties through an increase in trade and other payables	-	206,753	-
Increase in investment in associates and joint ventures through a decrease in provisions	-	246	-
Decrease in equity through an increase in trade and other payables	-	56,629	130,761
Decrease in equity through a decrease in trade and other receivables	-	-	1,441,421
Increase in investment properties through an increase in trade and other payables	-	2,434	-
Increase in trade and other receivables through an increase in borrowings	-	109	-
Acquisition in non-controling interest	-	-	1,764
Increase in trading properties through a decrease in investment properties	-	-	27,775

Balances incorporated as result of business combination

	06.30.18	06.30.17
Investments in joint ventures	-	(215,296)
Trade and other receivables	(56,545)	-
Income tax and minimum presumed income tax credits	(165)	(195,709)
Investment properties (Note 9)	(183,295)	-
Property, plant and equipment (Note 10)	(328)	-
Borrowings	-	109,803
Salaries and social security costs	3,917	-
Deferred income tax (Note 20)	23,065	12,717
Income tax and minimum presumed income tax liabilities	2,072	2,135
Trade and other payables	171,381	26,939
Provisions (Note 19)	702	4,755
Total net non-cash assets acquired	(39,196)	(254,656)
Cash and cash equivalents acquired	-	(13,902)
Fair value of interest held before business combination	-	134,259
Goodwill (Note 12)	(129,016)	(63,072)
Non-controlling interests	11,714	124,405
Total net assets acquired	(156,498)	(72,966)
Financed amount	59,561	-
Cash acquired	-	13,902
Inflation adjustment	16,660	(47,176)
Acquisition of subsidiaries, net of cash acquired	(80,277)	(59,064)